UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number: 028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

     /s/ Steve Leonard            Rancho Santa Fe, CA         02/07/11
     ---------------------        -------------------         --------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:  $   101,521
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE      28-

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------  --------------  ---------  --------  ------------------  ---------- --------  -----------------------
                                                                                                                VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER    -----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED   NONE
-----------------------------  --------------  ---------  --------  -------  ---- ----  ---------- --------  ------  ------  -------
AUTOMATIC DATA PROCESSING IN   COM             053015103    1,731      37,395           SOLE       NONE        4,150  N/A     33,245
AMERICAN EXPRESS CO            COM             025816109    4,117      95,921           SOLE       NONE       28,700  N/A     67,221
BEST BUY INC                   COM             086516101        8         225           SOLE       NONE            0  N/A        225
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   20,741     258,903           SOLE       NONE       67,250  N/A    191,653
CB RICHARD ELLIS GROUP INC     CL A            12497T101      531      25,943           SOLE       NONE            0  N/A     25,943
CNA FINL CORP                  COM             126117100   10,356     382,854           SOLE       NONE      102,300  N/A    280,554
BARRY R G CORP OHIO            COM             068798107   12,947   1,164,311           SOLE       NONE      243,048  N/A    921,263
DECORATOR INDS INC             COM PAR $0.20   243631207       10      10,000           SOLE       NONE       10,000  N/A          0
ENERGIZER HLDGS INC            COM             29266R108    9,737     133,571           SOLE       NONE       18,150  N/A    115,421
GENERAL ELECTRIC CO            COM             369604103       57       3,100           SOLE       NONE            0  N/A      3,100
GOLDMAN SACHS GROUP INC        COM             38141G104   14,359      85,386           SOLE       NONE       12,300  N/A     73,086
DOT HILL SYS CORP              COM             25848T109        3       1,440           SOLE       NONE            0  N/A      1,440
INTERNATIONAL BUSINESS MACHS   COM             459200101       73         500           SOLE       NONE            0  N/A        500
JAMBA INC                      COM             47023A101       31      13,750           SOLE       NONE            0  N/A     13,750
JOHNSON & JOHNSON              COM             478160104    4,240      68,552           SOLE       NONE        9,775  N/A     58,777
JPMORGAN CHASE & CO            COM             46625H100       13         300           SOLE       NONE            0  N/A        300
MARKEL CORP                    COM             570535104      700       1,850           SOLE       NONE        1,600  N/A        250
OFFICE DEPOT INC               COM             676220106       54      10,000           SOLE       NONE       10,000  N/A          0
PEPSICO INC                    COM             713448108       75       1,153           SOLE       NONE        1,153  N/A          0
REGIS CORP MINN                COM             758932107        6         352           SOLE       NONE            0  N/A        352
STARBUCKS CORP                 COM             855244109   15,985     497,503           SOLE       NONE       75,400  N/A    422,103
TRAVELERS COMPANIES INC        COM             89417E109        8         136           SOLE       NONE          136  N/A          0
US BANCORP DEL                 COM NEW         902973304    3,371     124,982           SOLE       NONE       34,200  N/A     90,782
WELLS FARGO & CO               COM             949746101    2,280      73,578           SOLE       NONE        9,100  N/A     64,478
WESCO FINL CORP                COM             950817106       37         100           SOLE       NONE            0  N/A        100
EXXON MOBIL CORP               COM             30231G102       54         732           SOLE       NONE            0  N/A        732